Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Nature of Related Party Relationship

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands	Controlled by Genscript or its parent, Genscript Corporation

Summary of Transactions with Related Parties	In addition to the transactions detailed elsewhere in the interim unaudited condensed consolidated financial statements, the Company had the following transactions with related parties during the periods presented:
The sale was generated from an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(i)Sales-based royalties from related parties:

	Six months ended June 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing Probio Biotech Co., Ltd.	119	74
The sale was generated from sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Purchases from related parties:

	Six months ended June 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing GenScript Biotech Co., Ltd.	1,990	3,473
Genscript USA Incorporated	232	663
Jiangsu GenScript Probio Biotech Co., Ltd	158	1,189
Genscript USA Holdings Inc	—	190
Nanjing Probio Biotech Co., Ltd.	24	216
Jiangsu GenScript Biotech Co., Ltd	—	50
Total	2,404	5,781

Disclosure of Outstanding Balances with Related Parties Explanatory
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	64	90

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	309	321
Genscript USA Incorporated	16	16
Jiangsu Genscript Biotech Co., Ltd	3	3
Total	328	340

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	242	251
Jiangsu GenScript Probio Biotech Co., Ltd	—	21
Total	242	272
(ii)Due to related parties

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	307	935
Jiangsu GenScript Biotech Co., Ltd	89	93
Genscript USA Incorporated	83	134
Nanjing Probio Biotech Co., Ltd.	—	21
Total	479	1,183

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	1,111	2,435
Jiangsu Genscript Probio Biotech Co., Ltd	74	4
GenScript USA Incorporated.	22	58
Jiangsu Genscript Biotech Co., Ltd	6	7
Nanjing Probio Biotech Co., Limited	1	3
Genscript Netherlands	—	1
Total	1,214	2,508

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Lease liabilities
Genscript USA Holdings Inc	218	427
Nanjing GenScript Biotech Co., Ltd.	169	205
Total	387	632

Summary of Compensation of Key Management Personnel	Compensation of key management personnel of the Company:

	Six months ended June 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Equity-settled share-based compensation expense	3,006	1,219
Short-term employee benefits	1,586	1,252
Total	4,592	2,470